Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
US Corporate income tax rate					21.00%	34.00%	34.00%
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Income tax benefit (expense)	$ 0	$ 0	$ 0	$ 0	$ 0
Maximum
US Corporate income tax rate						35.00%